SHARE-BASED COMPENSATION - Information about Options (Details) - Stock options - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Stock Options
Number of options awarded (in shares)	199,618	30,000	476,106
Compensation expense recognized	$ 146,000	$ 280,000	$ 643,980
Weighted average award-date fair value of options outstanding (in dollars per share)	$ 4.06	$ 5.67	$ 5.13